THE PRUDENTIAL SERIES FUND

Supplement dated April 29, 2016 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently Statement of Additional Information (the SAI) for The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the SAI.

I.	The table in the “SHARE OWNERSHIP” section in Part I of the SAI is hereby replaced in its entirety by the table set forth below:

Name	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities Owned by Trustee in All Registered Investment Companies in Fund Complex*
Trustee Share Ownership
Susan Davenport Austin	None	Over $100,000
Sherry S. Barrat	None	Over $100,000
Jessica M. Bibliowicz	None	Over $100,000
Kay Ryan Booth	None	Over $100,000
Timothy S. Cronin	None	Over $100,000
Delayne Dedrick Gold	None	Over $100,000
Robert F. Gunia	None	Over $100,000
Thomas T. Mooney	None	Over $100,000
Thomas M. O'Brien	None	Over $100,000

*“Fund Complex” includes Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., the Prudential Investments Funds, Target Funds, and any other funds that are managed by Prudential Investments LLC and /or AST Investment Services, Inc.

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II.	The table in the “PORTFOLIO MANAGERS: OTHER ACCOUNTS—ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS—Other Accounts and Portfolio Ownership” section in Part I of the SAI is hereby revised by removing all references and information pertaining to T. Rowe Price with respect to the Global Portfolio and substituting it with the information set forth below:

Global Portfolio
Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Portfolio Securities
T. Rowe Price	Heather McPherson	3/$7,046,892,917	4/$1,881,819,815	24/$3,267,969,854	None
	Mark Finn, CFA, CPA	6/$33,637,106,058	6/$9,038,672,285	26/$3,690,417,092	None
	John D. Linehan, CFA	13/$38,672,179,209	6/$6,989,387,557	30/$4,569,933,435	None

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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